INCOME TAXES (Reconciliation for Provision for Income Taxes Percentage) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Expected provision (benefit) at statutory rate	35.00%	(35.00%)
State taxes	3.60%	(3.60%)
Non-deductible expenses	(38.80%)
Increase in valuation allowance	(0.02%)	38.60%
Total provision (benefit) for income taxes	0.00%	0.00%